Other payables - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) M	Jul. 12, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Other payables [Line items]
Invoice variable compensation actua risk consulting srl					€ 1,800,000
Fair value of options	€ 654,000	€ 654,000	€ 654,000
Consolidated entity
Other payables [Line items]
Invoice variable compensation actua risk consulting srl				€ 3,700,000
Salary and holiday pay charges	€ 600,000	€ 600,000	€ 600,000
Hedging ratio financial risk management policy	100.00%	100.00%	100.00%
Hedging timeline financial risk management policy in months	24		24
Fair value of options	€ 654,000	€ 654,000	€ 654,000
Financial loss recognized		€ 316,000